TRADE PAYABLES AND OTHER (Tables)	6 Months Ended
Jun. 30, 2024
Trade and other payables [abstract]
Schedule of Trade Payables and Other

	At June 30, 2024		At December 31, 2023
(in millions of Euros)	Non-current	Current	Non-current	Current
Trade payables	—	1,099	—	931
Fixed assets payables	—	41	—	35
Employees' entitlements	—	195	—	211
Taxes payable other than income tax	—	32	—	15
Contract liabilities and other liabilities to customers	31	54	29	62
Other payables	37	10	30	9
Total other	68	332	59	332
Total trade payables and other	68	1,431	59	1,263

Schedule of Contract Liabilities

	At June 30, 2024		At December 31, 2023
(in millions of Euros)	Non-current	Current	Non-current	Current
Deferred tooling revenue	30	—	28	—
Advance payment from customers	—	12	—	7
Unrecognized variable consideration (A)	1	42	1	55
Total contract liabilities and other liabilities to customers	31	54	29	62
(A)Unrecognized variable consideration consists of expected volume rebates, discounts, incentives, refunds penalties and price concessions.